Business and Liquidity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 16, 2021
Business and Liquidity [Line Items]
Incurred a net loss	$ 4,722,690	$ 1,926,279	$ (4,339,653)	$ (3,306,512)
Accumulated deficit	$ 15,370,534		(10,647,844)
Net proceeds			$ 1,376,900	$ 625,000
Issuance of common stock (in Shares)			139,220	63,203
Shares, Issued (in Shares)			303,382
Underwriters warrants to purchase shares (in Shares)	90,000
Exercise price per share (in Dollars per share)	$ 12.50
Percentage of initial public offering price	125.00%
IPO [Member]
Business and Liquidity [Line Items]
Net proceeds			$ 16,000,000
Issuance of common stock (in Shares)			1,800,000
Shares, Issued (in Shares)					1,800,000
Initial offering price per share (in Dollars per share)					$ 10.00
Gross proceeds	$ 18,000,000.0
Net proceeds	$ 15,800,000